Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Credit Quality) (Details) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025	Apr. 30, 2025
Loans To Business And Government [Line Items]
Loans	$ 973,101	$ 961,989
Allowance for loan losses	8,419	8,689	$ 8,613
Total loans, net of allowance	964,682	953,300
Business And Government [Member]
Loans To Business And Government [Line Items]
Loans at amortized cost	357,237	345,943
Loans at FVOCI	393	288
Loans	357,630	346,231
Allowance for loan losses	3,577	3,847
Total loans, net of allowance	$ 354,053	$ 342,384